Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		$ 8,477
Property, plant and equipment, closing amount		7,904	$ 8,477
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		14,475	14,270
Additions		120	516
Adjustment to project costs		(8)	(19)
Disposals, property, plant and equipment		(178)	(83)
Transfers	[1]	(3)	(129)	$ 2
Exchange difference		4	(80)
Property, plant and equipment, closing amount		14,410	14,475	14,270
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		(5,998)	(5,438)
Disposals, property, plant and equipment		167	72
Depreciation, property, plant and equipment		(671)	(662)
Exchange difference		(4)	30
Property, plant and equipment, closing amount		(6,506)	(5,998)	(5,438)
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		513
Property, plant and equipment, closing amount		499	513
Leasehold interests in land [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		674	674
Additions		0	0
Adjustment to project costs		0	0
Disposals, property, plant and equipment		0	0
Transfers	[1]	0	0
Exchange difference		0	0
Property, plant and equipment, closing amount		674	674	674
Leasehold interests in land [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		(161)	(148)
Disposals, property, plant and equipment		0	0
Depreciation, property, plant and equipment		(14)	(13)
Exchange difference		0	0
Property, plant and equipment, closing amount		(175)	(161)	(148)
Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		225
Property, plant and equipment, closing amount		220	225
Land improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		370	372
Additions		0	0
Adjustment to project costs		0	0
Disposals, property, plant and equipment		0	0
Transfers	[1]	0	0
Exchange difference		0	(2)
Property, plant and equipment, closing amount		370	370	372
Land improvements [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		(145)	(141)
Disposals, property, plant and equipment		0	0
Depreciation, property, plant and equipment		(5)	(4)
Exchange difference		0	0
Property, plant and equipment, closing amount		(150)	(145)	(141)
Buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		6,889
Property, plant and equipment, closing amount		6,520	6,889
Buildings and building improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		10,634	9,890
Additions		1	2
Adjustment to project costs		(7)	(9)
Disposals, property, plant and equipment		(14)	(44)
Transfers	[1]	98	859
Exchange difference		6	(64)
Property, plant and equipment, closing amount		10,718	10,634	9,890
Buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		(3,745)	(3,365)
Disposals, property, plant and equipment		13	38
Depreciation, property, plant and equipment		(464)	(439)
Exchange difference		(2)	21
Property, plant and equipment, closing amount		(4,198)	(3,745)	(3,365)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		1
Property, plant and equipment, closing amount		0	1
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		7	7
Additions		0	0
Adjustment to project costs		0	0
Disposals, property, plant and equipment		0	0
Transfers	[1]	0	0
Exchange difference		0	0
Property, plant and equipment, closing amount		7	7	7
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		(6)	(5)
Disposals, property, plant and equipment		0	0
Depreciation, property, plant and equipment		(1)	(1)
Exchange difference		0	0
Property, plant and equipment, closing amount		(7)	(6)	(5)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		29
Property, plant and equipment, closing amount		19	29
Vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		66	66
Additions		1	2
Adjustment to project costs		(1)	(2)
Disposals, property, plant and equipment		(1)	0
Transfers	[1]	0	0
Exchange difference		0	0
Property, plant and equipment, closing amount		65	66	66
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		(37)	(26)
Disposals, property, plant and equipment		1	0
Depreciation, property, plant and equipment		(9)	(11)
Exchange difference		(1)	0
Property, plant and equipment, closing amount		(46)	(37)	(26)
Ferries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		35
Property, plant and equipment, closing amount		23	35
Ferries [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		252	252
Additions		0	0
Adjustment to project costs		0	0
Disposals, property, plant and equipment		(57)	0
Transfers	[1]	0	0
Exchange difference		0	0
Property, plant and equipment, closing amount		195	252	252
Ferries [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		(217)	(212)
Disposals, property, plant and equipment		49	0
Depreciation, property, plant and equipment		(4)	(5)
Exchange difference		0	0
Property, plant and equipment, closing amount		(172)	(217)	(212)
Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		647
Property, plant and equipment, closing amount		570	647
Furniture, fittings and equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		2,334	2,235
Additions		9	27
Adjustment to project costs		0	(8)
Disposals, property, plant and equipment		(106)	(35)
Transfers	[1]	91	128
Exchange difference		0	(13)
Property, plant and equipment, closing amount		2,328	2,334	2,235
Furniture, fittings and equipment [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		(1,687)	(1,541)
Disposals, property, plant and equipment		104	34
Depreciation, property, plant and equipment		(174)	(189)
Exchange difference		(1)	9
Property, plant and equipment, closing amount		(1,758)	(1,687)	(1,541)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		138
Property, plant and equipment, closing amount		53	138
Construction-in-progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		138	774
Additions		109	485
Adjustment to project costs		0	0
Disposals, property, plant and equipment		0	(4)
Transfers	[1]	(192)	(1,116)
Exchange difference		(2)	(1)
Property, plant and equipment, closing amount		53	138	774
Construction-in-progress [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		0	0
Disposals, property, plant and equipment		0	0
Depreciation, property, plant and equipment		0	0
Exchange difference		0	0
Property, plant and equipment, closing amount		$ 0	$ 0	$ 0

[1]	During the years ended December 31, 2022, 2021 and 2020, the net transfers to investment properties were US$3 million, US$129 million and US$2 million.